SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

8. SHARE-BASED COMPENSATION

In August 2021, Limited adopted the 2021 Omnibus Equity Incentive Plan (the “Incentive Plan”). The Incentive Plan provides that the Company may grant Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, and Other Share-Based Awards to selected employees, directors, and independent contractors of the Company.

Each Award shall be exercisable at such time or times and subject to such terms and conditions set forth in the Incentive Plan, as shall be determined by the administrator in the applicable award agreement. Total shares authorized by the plan was 2,500,000. Awards under the Incentive Plan are exercisable for up to 10 years from the date of issuance. There are 1,092,756 remaining available shares to be issued under the Incentive Plan at September 30, 2022. The number of shares of Common Stock that are reserved and available for issuance under the Incentive Plan shall be subject to an annual increase on the first day of each calendar year beginning with the first January 1 following the effective date and ending with the last January 1 during the initial ten-year term of the Plan as defined in Section 4(a) of the Incentive Plan.

Options

On December 1, 2021 (the “Effective Date”), Limited completed the Company’s redomiciliation from the United Kingdom to Delaware (see Note 1). As of the Effective Date, the option instruments to purchase Limited Ordinary Shares granted by Limited (the “Old Options”) were exchanged automatically in consideration of the grant of new options by New AccuStem which, in the opinion of the board of directors of Limited, are equivalent to the Old Options, but relate to the New AccuStem Common Stock. As of the Effective Date, New AccuStem assumed Limited’s obligations under its 2021 Incentive Plan and other arrangements under which incentives in relation to Limited Ordinary Shares were agreed with before the effective date of the redomiciliation and the Company replaced all equity awards granted under the Limited Plan with equivalent equity awards for New AccuStem Common Stock. Also, as of the Effective Date, New AccuStem’s 2021 Equity Incentive Plan (the “2021 Plan”), became effective. Any employee, director or consultant of New AccuStem or any of its subsidiary is eligible to participate in the 2021 Plan.

As a result of the redomiciliation an aggregate of 100,005 options were issued during December 2021 in consideration for the share exchange. The issued options had an exercise price of $0.42 per share and all expire on the ten-year anniversary of the grant date. These options were fully vested on the grant date.

In addition, the Company issued 1,307,239 options during the first quarter of 2022 for employees, directors and non-employees under the Incentive Plan.

The options granted have an exercise price ranging from $1.06 to $2.13 and expire on the ten-year anniversary of the grant date.

There were no options granted or modified for the three months ended September 30, 2022. The Company granted 100,005 options for the three months ended September 30, 2021.

For the nine months ended September 30, 2022, stock option activity for time-based options of the Company are as follows:

	Number of Time-Based Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	100,005	$0.42	9.72	$—
Issued	363,239	2.07	9.43
Exercised	(9,433)	0.90	—
Expired/Forfeited	—	—	—
Outstanding at September 30, 2022	453,811	$1.70	9.30	$16,672

Vested and exercisable September 30, 2022	207,825	$1.20	9.14	$16,672

For the nine months ended September 30, 2022, stock option activity for performance-based options of the Company are as follows:

	Number of Performance- Based Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	—	$—	—	$—
Issued	944,000	1.45	9.36
Exercised	—	—	—
Expired/Forfeited	—	—	—
Outstanding at September 30, 2022	944,000	$1.45	9.36	$—

Vested and exercisable September 30, 2022	—	—	—	—

The aggregate intrinsic value is calculated as the difference between the estimated fair value of the underlying common stock as of September 30, 2022 and the option exercise price.

Total share-based compensation was approximately $38,001 and $21,260, respectively, for the three months ended September 30, 2022 and 2021, respectively. For the nine months ended September 30, 2022 and 2021, respectively, share-based compensation was approximately $92,629 and $21,260, respectively.

Total share-based compensation expense is included in General and Administrative expenses on the Condensed Consolidated Statement of Operations and Other Comprehensive Income.

The weighted average grant date fair value for stock options granted during the nine-months ended September 30, 2022 is $0.76. The performance-based and time-based stock options are equity-classified. There were no stock option granted during the three months ended September 30, 2022.

The Company uses the Black-Scholes option pricing model to estimate the fair value of the option awards. The table below summarizes the resulting weighted average inputs used to calculate the estimated fair value of options awarded for the nine months ended September 30, 2022.

For the Nine Months Ended
September 30, 2022
Risk-free interest rate	1.54 - 2.34%
Expected dividend yield	—%
Expected term	5.00 – 8.50 years
Expected volatility	57.2 - 65.7%

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero- coupon issues with a remaining term commensurate with the expected term of the award. The Company has historically been a private company and lacks company-specific historical and implied volatility information. Management has estimated expected volatility based on similar public companies. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay, a dividend on common stock in the foreseeable future.

As of September 30, 2022, there was $904,780 unrecognized compensation expense related to options. $211,442 of this cost is subject to time-based conditions, and is to be recognized over a period of approximately 3.3 years. The remaining $693,338 of unrecognized compensation expense relates to performance-based conditions for unvested options. These costs are expected to be recognized over the required service period once the performance condition has occurred or becomes probable. Compensation costs related to the performance stock options are evaluated at each reporting period and subsequently adjusted for changes in the expected outcomes of the performance conditions.

Warrants

In March 2022, the Company issued 350,000 common stock warrants to a non-employee under the Incentive Plan. The common stock warrants are subject to vesting and, grantees become fully vested and exercisable when certain performance requirements are met.

The common stock warrants granted have an exercise price of $1.06. The common stock warrants expire on the ten-year anniversary of the grant date. There were no warrants issued during the three months ended September 30, 2022 and 2021.

A summary of the Company’s warrants to purchase common stock activity is as follows:

	Number of shares	Weighted Average Exercise Price	Weighted average remaining contractual life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	—	$—	—	$—
Issued	350,000	1.06	9.32
Exercised	—	—	—
Expired/Forfeited	—	—	—
Outstanding at September 30, 2022	350,000	$1.06	9.32	$—

Vested and exercisable September 30, 2022	—	—	—	—

The grant date fair value for these warrants of $0.66 per warrant for a total fair value of $232,490. The table below summarizes the resulting weighted average inputs used to calculate the estimated fair value of the common stock warrants options awarded for the nine months ended September 30, 2022.

Nine Months Ended September 30, 2022
Risk-free interest rate	1.75%
Expected dividend yield	—%
Expected term	8.50 years
Expected volatility	63.9%

There was no share-based compensation expense recognized during the three and nine months ended September 30, 2022 and 2021 for warrants.

As of September 30, 2022, there was $232,490 of total performance-based unrecognized compensation costs related to unvested common stock warrants. These costs are expected to be recognized once the performance condition has occurred or becomes probable.

6. STOCK BASED COMPENSATION

In August 2021, Limited adopted the 2021 Omnibus Equity Incentive Plan (the “Incentive Plan”) The Incentive Plan provides that the Company may grant Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, and Other Stock-Based Awards to selected employees, directors, and independent contractors of the Company.

Each Option shall be exercisable at such time or times and subject to such terms and conditions set forth in the Incentive Plan, as shall be determined by the administrator in the applicable award agreement. Total shares authorized by the plan was 2,500,000. Options under the Incentive Plan are exercisable for up to 10 years from the date of issuance. There are 2,399,995 remaining available shares to be issued under the Incentive Plan at December 31, 2021. The number of shares of Common Stock that are reserved and available for issuance under the Incentive Plan shall be subject to an annual increase on the first day of each calendar year beginning with the first January 1 following the effective date and ending with the last January 1 during the initial ten-year term of the Plan as defined in Section 4(a) of the Incentive Plan.

On December 1, 2021 (the “Effective Date”), Limited completed the Company’s redomiciliation from the United Kingdom to Delaware (see Note 1). As of the Effective Date, the option instruments to purchase Limited Ordinary Shares granted by Limited (the “Old Options”) were exchanged automatically in consideration of the grant of new options by New Accustem which, in the opinion of the board of directors of Limited, are equivalent to the Old Options, but relate to the New Accustem Common Stock. As of the Effective Date, New Accustem assumed Limited’s obligations under its 2021 Incentive Plan and other arrangements under which incentives in relation to Limited Ordinary Shares were agreed with before the effective date of the redomiciliation and the Company replaced all equity awards granted under the Limited Plan with equivalent equity awards for New Accustem Common Stock. Also, as of the Effective Date, New Accustem’s 2021 Equity Incentive Plan (the “2021 Plan”), became effective. Any employee, director or consultant of New Accustem or any of its subsidiary is eligible to participate in the 2021 Plan.

For the year ended December 31, 2021, stock option activity of the Company are as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	—	$—	—	$—
Issued	100,005	0.42	10 years
Exercised	—	—	—
Expired/Forfeited	—	—	—
Outstanding at December 31, 2021	100,005	0.42	9.72 years	—

Vested and exercisable December 31, 2021	100,005	$0.42	9.72 years	$—

The aggregate intrinsic value is calculated as the difference between the estimated fair value of the underlying common stock as of December 31, 2021 and the option exercise price.

All share options as of December 31, 2021 were fully vested at issuance date on August 1, 2021.

Total stock-based compensation expense recognized for both employees and non-employees was as follows for the year ended December 31, 2021:

For the Year Ended
December 31,
2021
Research and development	$—
General and administrative	21,260
Total stock-based compensation expense	$21,260

The weighted average grant date fair value for stock options granted during the years ended December 31, 2021 was $0.16, respectively. The Company uses the Black- Scholes option pricing model to estimate the fair value of the option awards with the following weighted-average assumptions for the years ended December 31, 2021:

For the Year Ended
December 31,
2021
Risk-free interest rate	0.31%
Expected dividend yield	—%
Expected term	5 years
Expected volatility	59.00%

The risk-free interest rate assumption is determined using the yield currently available on U.K. Treasury zero- coupon issues with a remaining term commensurate with the expected term of the award. The Company has historically been a private company and lacks company-specific historical and implied volatility information. Management has estimated expected volatility based on similar public companies. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0%, because the Company has not historically paid, and does not intend to pay, a dividend on common stock in the foreseeable future.

At December 31, 2021, there was no unrecognized compensation expense related to options.